Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Dividends Declared and Recorded in the Consolidated Financial Statements

The table below describes the dividends declared and recorded in the consolidated financial statements in 2018.

			Dividend per Share	Paid
Date Declared	Record Date	Payment Date	$	$
February 21, 2018	March 29, 2018	April 12, 2018	0.1375	15.7
May 9, 2018	June 29, 2018	July 12, 2018	0.1375	15.6
August 7, 2018	September 28, 2018	October 11, 2018	0.1375	15.7
November 7, 2018	December 28, 2018	January 10, 2019	0.1375	-

Summary of Granted Share Options

The Company has granted share options to officers and employees to purchase 4,987,542 shares at prices from $14.88 to $32.98 per share. These options expire on dates between February 28, 2019, and May 15, 2023.

	For the year ended		For the year ended
	December 31		December 31
	2018		2017
		Weighted Average		Weighted Average
		Exercise Price		Exercise Price
	Shares	per Share	Shares	per Share
	#	$	#	$

Share options, beginning of the year	4,426,237	29.84	3,655,020	28.33
Granted	1,112,779	32.98	1,229,689	31.75
Exercised	(338,989)	20.40	(376,160)	21.09
Forfeited	(212,485)	31.49	(82,312)	31.57

Share options, end of the year	4,987,542	31.11	4,426,237	29.84

Summary of Outstanding Share Options

The options held by officers and employees at December 31, 2018, were as follows:

Options Outstanding				Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Exercise		Average	Exercise
Range of Exercise		Remaining	Price per	Shares	Remaining	Price per
Prices per Share	Outstanding	Contractual	Share	Exercisable	Contractual	Share
$	#	Life in Years	$	#	Life in Years	$

14.88	142,540	0.16	14.88	142,540	0.16	14.88
20.88	364,526	1.16	20.88	364,526	1.16	20.88
31.75 – 32.98	4,480,476	3.21	32.46	2,401,323	2.75	32.40

14.88 – 32.98	4,987,542	2.98	31.11	2,908,389	2.43	30.10

Summary of Weighted Average Assumptions

The estimated fair value of options granted at the share market price on the grant date was $5.73 per share (2017 – $5.03) and was determined using the weighted average assumptions indicated below:

	2018	2017

Volatility in the price of the Company’s shares (%)	24.12	24.13
Risk-free interest rate (%)	2.10	0.81
Expected hold period to exercise (years)	3.50	3.50
Dividend yield (%)	1.668	1.575
Exercise price ($)	32.98	31.75

Summary of Non-Vested Options

A summary of the status of the Company’s non-vested options as at December 31, 2018, and of changes in the year are as follows:

	Number of Shares Subject to Option	Weighted Average Grant Date Fair Value per Share
	#	$
Non-vested share options, beginning of the year	2,139,320	5.28
Granted	1,112,779	5.73
Vested	(1,000,441)	5.24
Forfeited	(172,505)	5.40

Non-vested share options, end of the year	2,079,153	5.53